Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Estimated useful lives of property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

-	Dry bulk vessels, Chemical tankers, Containers and Crude oil tankers	20 years
-	FSO/FPSO	30 years
-	CSOV's	25 years
-	CTV's	15 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years
As explained in policy 5.B., management re-assesses on a yearly basis the residual value of its fleet. During 2025, each vessel's residual value was equal to the product of its lightweight tonnage and an estimated net scrap rate of:

-	crude oil tanker	460/LDT
-	chemical tanker	470/LDT
-	dry bulk	460/LDT
-	container	480/LDT

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale (Note 3)	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At January 1, 2024
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663

Acquisitions	155,215	959,692	332	2,292	2,729	1,120,260
Acquisitions through business combinations	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	(183,374)	—	(30,162)	—	(595)	(214,131)
Depreciation charges	(158,110)	—	(1,413)	(3,625)	—	(163,148)
Transfer to assets held for sale (Note 3)	(165,583)	—	—	—	—	(165,583)
Disposals through sale of subsidiary	—	—	(1,184)	(137)	—	(1,321)
Transfers	914,788	(914,788)	—	1,075	(1,075)	—
Translation differences	(586)	(577)	(30)	(840)	(72)	(2,105)
Balance at December 31, 2024	2,617,484	628,405	1,910	21,628	1,657	3,271,084

At January 1, 2025
Cost	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount	2,617,484	628,405	1,910	21,628	1,657	3,271,084

Acquisitions	107,088	961,941	2,539	3,242	499	1,075,309
Acquisitions through business combinations (Note 25)	3,472,061	—	210,751	—	—	3,682,812
Disposals and cancellations	(194,897)	—	—	(700)	—	(195,597)
Depreciation charges	(371,267)	—	(9,247)	(4,170)	—	(384,684)
Transfer to assets held for sale (Note 3)	(361,865)	—	—	—	—	(361,865)
Impairments	—	—	(4,567)	—	—	(4,567)
Transfers	1,051,454	(854,759)	(196,695)	1,260	(1,260)	—
Translation differences	3,715	2,711	156	2,721	179	9,482
Balance at December 31, 2025	6,323,773	738,298	4,847	23,981	1,075	7,091,974

At December 31, 2025
Cost	7,757,790	738,298	10,038	37,105	1,075	8,544,306
Depreciation & impairment losses	(1,434,017)	—	(5,191)	(13,124)	—	(1,452,332)
Net carrying amount	6,323,773	738,298	4,847	23,981	1,075	7,091,974
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss

Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

For the twelve months period ended December 31, 2023	1,206,636	834,192	372,444	—

	Sale price	Book Value	Gain	Loss
Andaman - Sale	86,976	56,636	30,341	—
Dominica - Sale	82,685	52,826	29,858	—
Hatteras - Sale	90,310	59,368	30,942	—
Derius - Sale	104,627	81,458	23,169	—
Alboran - Sale	86,418	56,362	30,056	—
Delos - Sale	112,888	83,611	29,277	—
Desirade - Sale	85,965	56,071	29,894	—
Alice - Sale	85,965	61,625	24,340	—
Aquitaine - Sale	90,268	58,657	31,610	—
Oceania - Sale	43,120	8,294	34,826	—
Doris - Sale	113,010	84,438	28,573	—
Aral - Sale	86,472	56,445	30,027	—
Anne - Sale	86,275	62,820	23,455	—
Camus - Sale	123,420	92,228	31,193	—
Noble - Sale	53,955	25,716	28,239	—
Nectar - Sale	53,955	23,873	30,082	—
Newton - Sale	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	71,500	55,879	15,621	—
Sapphira - Sale	45,500	14,670	30,830	—
Statia - Sale	41,250	10,723	30,527	—
Selena - Sale	38,170	11,794	26,376	—
Cap Victor - Sale	38,990	15,593	23,397	—
Cap Felix - Sale	42,330	20,989	21,341	—
Corporate	2,000	1,625	375	—

For the twelve months period ended December 31, 2024	1,720,005	1,084,986	635,019	—

	Sale price	Book Value	Gain	Loss
Alsace - Sale	96,850	69,388	27,462	—
Cap Lara - Sale	33,213	14,437	18,776	—
Windcat 6 - Sale	267	50	217	—
Iris - Sale	99,990	42,856	57,134	—
Golden Ioanari - Sale	15,811	15,811	—	—
Golden Keen - Sale	16,848	16,649	199	—
Hakata - Sale	57,820	38,749	19,071	—
Hakone - Sale	55,615	35,405	20,210	—
Dalma - Sale	47,334	20,939	26,395	—
Sofia - Sale	40,120	19,693	20,426	—
Battersea - Sale	24,071	21,664	2,407	—
Golden Zhoushan - Sale	21,879	21,879	—	—
Sale hydrogen applications	847	575	272	—
Sale other industrial applications	12	16	—	(4)

For the twelve moths period ended December 31, 2025	510,677	318,112	192,568	(4)